Other Financial Assets - Summary of Derecognition of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other financial assets [abstract]
Fair value as of the date of sale	¥ 877	¥ 1	¥ 12,514
Accumulated gain (losses) recognized in equity as other components of equity	554	1	393
Dividend income	¥ 10	¥ 0	¥ 48